Supplemental Geographical Information based on the Location of the Company and Its Subsidiaries (Detail) (JPY ¥) In Millions	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue:
External customers													¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Total	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	1,783,898	2,533,257	2,826,865	2,867,221	8,936,867		8,579,174	10,011,241
Cost of sales, SG&A and R&D expenses													8,367,092		8,215,399	9,821,598
Operating income	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775		363,775	189,643
Assets	11,570,874				11,629,115				11,818,917				11,570,874		11,629,115	11,818,917
Long-lived assets	3,391,573				3,485,146				3,541,924				3,391,573		3,485,146	3,541,924
Japan
Net sales and other operating revenue:
External customers													1,834,003		1,864,513	1,871,962
Transfers between geographic areas													1,777,204		1,441,264	2,290,625
Total													3,611,207		3,305,777	4,162,587
Cost of sales, SG&A and R&D expenses													3,545,089		3,334,912	4,324,203
Operating income													66,118		(29,135)	(161,616)
Assets	2,875,630				2,947,764				3,078,478				2,875,630		2,947,764	3,078,478
Long-lived assets	1,053,168				1,113,386				1,140,316				1,053,168		1,113,386	1,140,316
North America
Net sales and other operating revenue:
External customers													3,941,505		3,752,417	4,534,684
Transfers between geographic areas													206,392		155,799	244,440
Total													4,147,897		3,908,216	4,779,124
Cost of sales, SG&A and R&D expenses													3,846,975		3,671,837	4,699,422
Operating income													300,922		236,379	79,702
Assets	6,209,145				6,319,896				6,547,880				6,209,145		6,319,896	6,547,880
Long-lived assets	1,852,542				1,861,596				1,918,579				1,852,542		1,861,596	1,918,579
Europe
Net sales and other operating revenue:
External customers													618,426		769,857	1,191,540
Transfers between geographic areas													80,872		55,615	87,362
Total													699,298		825,472	1,278,902
Cost of sales, SG&A and R&D expenses													709,501		836,344	1,268,701
Operating income													(10,203)		(10,872)	10,201
Assets	564,678				591,423				766,594				564,678		591,423	766,594
Long-lived assets	106,633				107,262				110,543				106,633		107,262	110,543
Asia
Net sales and other operating revenue:
External customers													1,594,058		1,320,047	1,335,091
Transfers between geographic areas													247,109		198,533	273,140
Total													1,841,167		1,518,580	1,608,231
Cost of sales, SG&A and R&D expenses													1,690,530		1,405,574	1,504,628
Operating income													150,637		113,006	103,603
Assets	1,049,113				1,050,727				1,016,059				1,049,113		1,050,727	1,016,059
Long-lived assets	231,867				240,704				253,113				231,867		240,704	253,113
Other regions
Net sales and other operating revenue:
External customers													948,875		872,340	1,077,964
Transfers between geographic areas													33,208		24,151	66,256
Total													982,083		896,491	1,144,220
Cost of sales, SG&A and R&D expenses													912,534		850,683	1,009,158
Operating income													69,549		45,808	135,062
Assets	658,636				619,345				450,081				658,636		619,345	450,081
Long-lived assets	147,363				162,198				119,373				147,363		162,198	119,373
Total geographical segments
Net sales and other operating revenue:
External customers													8,936,867		8,579,174	10,011,241
Transfers between geographic areas													2,344,785		1,875,362	2,961,823
Total													11,281,652		10,454,536	12,973,064
Cost of sales, SG&A and R&D expenses													10,704,629		10,099,350	12,806,112
Operating income													577,023		355,186	166,952
Assets	11,357,202				11,529,155				11,859,092				11,357,202		11,529,155	11,859,092
Long-lived assets	3,391,573				3,485,146				3,541,924				3,391,573		3,485,146	3,541,924
Geographical segment reconciling items
Net sales and other operating revenue:
Transfers between geographic areas													(2,344,785)		(1,875,362)	(2,961,823)
Total													(2,344,785)		(1,875,362)	(2,961,823)
Cost of sales, SG&A and R&D expenses													(2,351,660)		(1,883,951)	(2,984,514)
Operating income													6,875		8,589	22,691
Assets	213,672				99,960				(40,175)				213,672		99,960	(40,175)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses													14,123
Operating income													¥ (14,123)